EQUITY (Narrative) (Details) ₪ / shares in Units, SFr / shares in Units, $ / shares in Units, SFr in Millions								1 Months Ended											12 Months Ended
	Sep. 05, 2024 USD ($) yr SFr / shares shares	Sep. 05, 2024 USD ($) yr $ / shares shares	May 15, 2023 USD ($) yr SFr / shares	May 15, 2023 USD ($) yr $ / shares	Jan. 02, 2023 USD ($) yr SFr / shares	Jan. 02, 2023 USD ($) yr $ / shares	Dec. 20, 2021 USD ($)	Sep. 24, 2024 USD ($) yr SFr / shares shares	Sep. 24, 2024 USD ($) yr $ / shares shares	Jun. 24, 2024 USD ($) yr SFr / shares	Jun. 24, 2024 USD ($) yr $ / shares	Jun. 18, 2023 USD ($) yr SFr / shares	Jun. 18, 2023 USD ($) yr $ / shares	Mar. 31, 2023 ILS (₪) ₪ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Feb. 28, 2023 CHF (SFr) shares	Feb. 28, 2023 USD ($) shares	Feb. 28, 2021 shares	Dec. 31, 2024 USD ($) Share shares	Dec. 31, 2023 CHF (SFr) Unit_Standard_item_uchMkKGtLkOnxpJzjI5Eyg SFr / shares shares	Dec. 31, 2023 USD ($) Unit_Standard_item_uchMkKGtLkOnxpJzjI5Eyg $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 SFr / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares	Oct. 31, 2021 shares
EQUITY
Ordinary shares of NIS 0.01 par value each, Authorized																										25,000,000		25,000,000
Ordinary shares, par value | ₪ / shares																									₪ 0.01		₪ 0.01
Number of treasury shares sold																			1,372	1,372	1,372
Movements in Share Options:
Exercise of share options																			0	1,703,908	1,703,908
Treasury shares held at cost | $																										$ 2,000		$ 2,000
Number of options granted																			500,000	423,500	423,500
Proceeds from exercises share options | $																			$ 0		$ 20,298,000	$ 1,961,000
Exercise of share options																			0	1,703,908	1,703,908
Exercise of share options | $																					$ 25,631,000	$ 2,976,000
Weighted average remaining contractual life for the share options outstanding																			3 years 5 months 15 days	3 years 9 months 29 days	3 years 9 months 29 days
Restricted share units ("RSU")
Movements in Share Options:
Vesting period							3 years
Percentage of vesting after one year							33.00%
Percentage of vesting in each half year thereafter							16.50%
Number of restricted share units ("RSU") | $							256
Fair value of the RSUs | $							$ 822,000
2015 Executive and Key Employee Israeli Share Option Plan
Movements in Share Options:
Number of options granted | $	400,000	400,000	145,000	145,000	248,500	248,500		80,000	80,000	20,000	20,000	30,000	30,000
Vesting period	4 years	4 years	3 years	3 years	3 years	3 years		4 years	4 years	3 years	3 years	3 years	3 years
Vesting equal annual installments	100,000	100,000						20,000	20,000
Percentage of vesting after one year			25.00%	25.00%	25.00%	25.00%				25.00%	25.00%	25.00%	25.00%
Percentage of vesting in each year thereafter			9.375%	9.375%	9.375%	9.375%				9.375%	9.375%	9.375%	9.375%
Weighted average fair value of options granted | (per share)			SFr 3.374	$ 3.76	SFr 4.655	$ 5.047				SFr 1.403	$ 1.571	SFr 3.663	$ 4.113
Share price | SFr / shares	SFr 3.3		9.7		14.8			SFr 2.99		4.89		10.3
Exercise price | SFr / shares			SFr 9.36		SFr 15.56					SFr 8.5		SFr 9.88
Expected volatility	57.77%	57.77%	46.03%	46.03%	43.87%	43.87%		57.13%	57.13%	53.06%	53.06%	46.57%	46.57%
Risk free interest rate	0.48%	0.48%	0.00%	0.00%	0.00%	0.00%		0.45%	0.45%	0.65%	0.65%	0.00%	0.00%
Expected dividend (In percentage)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected average life of options | yr			3.43	3.43	3.49	3.49				4.6	4.6	3.43	3.43
Exercisable period (in years)								6 years	6 years
Maximum number of shares which may be issued under the Plan																													2,000,000
2021 Executive and Key Employee Israeli Share Option Plan
Movements in Share Options:
Share-based compensation | $																			$ 366,000		$ 1,252,000
Minimum | 2015 Executive and Key Employee Israeli Share Option Plan
Movements in Share Options:
Weighted average fair value of options granted | (per share)	SFr 0.734	$ 0.867						SFr 0.842	$ 0.993
Exercise price | SFr / shares	SFr 5.34							SFr 5.04
Expected average life of options | yr	4.5	4.5						4.68	4.68
Maximum | 2015 Executive and Key Employee Israeli Share Option Plan
Movements in Share Options:
Weighted average fair value of options granted | (per share)	SFr 0.916	$ 1.082						SFr 1.029	$ 1.213
Exercise price | SFr / shares	SFr 7.12							SFr 6.72
Expected average life of options | yr	4.63	4.63						4.82	4.82
Share options
Movements in Share Options:
Exercise of share options																		1,703,908		1,703,908	1,703,908
Ending balance																						1,733,875						0
Number of Ordinary Shares in an Unit																				1	1
Number of options in an Unit																				0.5	0.5
Exercise price of option | (per share)																				SFr 11	$ 11.93
Proceeds from exercises share options																SFr 18.7	$ 20,300,000
Exercise of share options																		1,703,908		1,703,908	1,703,908
Expiration of share options																29,967	29,967			29,967	29,967
Share options | Underwriters
Issue costs:
Payment to underwriter in cash																				SFr 1.1	$ 1,100,000
Share options granted to underwriter																				58,498	58,498
Issued capital
Movements in Share Options:
Exercise of share options | $																					$ 5,000	$ 1,000
Issued capital | Underwriters
Movements in Share Options:
Number of Options Granted to Acquire Units														97,222	97,222								97,222	97,222
Number of Ordinary Shares in an Unit														1	1								1	1
Number of options in an Unit														0.5	0.5								0.5	0.5
Number of ordinary shares toa acquire each option														1	1								1	1
Exercise price of option | (per share)														₪ 43.56	$ 12.01								SFr 11	$ 11.93
Exercise of share options														₪ 35.64	$ 9.83
Capital reserve for options
Movements in Share Options:
Exercise of share options | $																					$ 512,000	$ 0